Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income for the year	$ 849	$ 1,680
Defined benefit pension plans:
Remeasurements	(197)	293
Related income tax recovery (expense)	50	(78)
Defined benefit pension plans	(147)	215
Equity investments measured at fair value through other comprehensive income (FVTOCI):
Decrease in fair value	(374)	(349)
Related income tax recovery	52	47
Equity investments measured at FVTOCI	(322)	(302)
Items that will not be reclassified to net income	(469)	(87)
Cash flow hedging derivative instruments:
Unrealized (loss) gain in fair value of derivative instruments	(910)	115
Reclassification to net income of loss (gain) on debt derivatives	470	(1,215)
Reclassification to net income or property, plant and equipment of gain on expenditure derivatives	(89)	(19)
Reclassification to net income for accrued interest	(48)	(16)
Related income tax recovery	65	102
Cash flow hedging derivative instruments	(512)	(1,033)
Share of other comprehensive income of equity-accounted investments, net of tax	2	10
Items that may subsequently be reclassified to net income	(510)	(1,023)
Other comprehensive loss for the year	(979)	(1,110)
Comprehensive (loss) income for the year	$ (130)	$ 570